Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Segment Reporting Information

For more detail on the services and products included in each business segment refer to Item 4.

		2017
All figures in £ millions	Notes	North America	Core	Growth	Penguin Random House	Corporate	Discontinued operations	Group
Continuing operations
Sales		2,929	815	769	—	—		4,513

Adjusted operating profit		394	50	38	94	—		576
Cost of major restructuring		(60)	(11)	(8)	—	—		(79)
Intangible charges		(89)	(12)	(37)	(28)	—		(166)
Other net gains and losses		(3)	—	35	96	—		128
Impact of US tax reform		—	—	—	(8)	—		(8)

Operating profit		242	27	28	154	—		451
Finance costs	6							(110)
Finance income	6							80

Profit before tax								421
Income tax	7							(13)

Profit for the year from continuing operations								408

Segment assets		4,116	1,914	667	—	793		7,490
Joint ventures	12	—	—	3	—	—		3
Associates	12	4	3	—	388	—		395

Total assets		4,120	1,917	670	388	793		7,888

Other segment items
Share of results of joint ventures and associates	12	5	1	1	71	—	—	78
Capital expenditure	10, 11	162	35	43	—	—	—	240
Pre-publication investment	20	218	84	59	—	—	—	361
Depreciation	10	56	13	21	—	—	—	90
Amortisation	11, 20	348	103	110	—	—	—	561
Impairment	11	—	—	—	—	—	—	—

		2016
All figures in £ millions	Notes	North America	Core	Growth	Penguin Random House	Corporate	Discontinued operations	Group
Continuing operations
Sales		2,981	803	768	—	—		4,552

Adjusted operating profit		420	57	29	129	—		635
Cost of major restructuring		(172)	(62)	(95)	(9)	—		(338)
Intangible charges		(2,684)	(16)	(33)	(36)	—		(2,769)
Other net gains and losses		(12)	(12)	(1)	—	—		(25)

Operating (loss)/profit		(2,448)	(33)	(100)	84	—		(2,497)
Finance costs	6							(97)
Finance income	6							37

Loss before tax								(2,557)
Income tax	7							222

Loss for the year from continuing operations								(2,335)

Segment assets		4,859	1,461	859	—	1,640		8,819
Joint ventures	12	—	—	2	—	—		2
Associates	12	1	4	—	1,240	—		1,245

Total assets		4,860	1,465	861	1,240	1,640		10,066

Other segment items
Share of results of joint ventures and associates	12	(1)	1	(1)	98	—	—	97
Capital expenditure	10, 11	153	42	51	—	—	—	246
Pre-publication investment	20	235	92	68	—	—	—	395
Depreciation	10	56	12	27	—	—	—	95
Amortisation	11, 20	394	109	116	—	—	—	619
Impairment	11	2,548	—	—	—	—	—	2,548

		2015
All figures in £ millions	Notes	North America	Core	Growth	PRH	Corporate	Discontinued operations	Group
Continuing operations
Sales		2,940	815	713	—	—		4,468

Adjusted operating profit/(loss)		480	105	(3)	90	—		672
Intangible charges		(386)	(79)	(583)	(41)	—		(1,089)
Cost of major restructuring		—	—	—	—	—		—
Acquisition costs		—	—	—	—	—		—
Other net gains and losses		19	(5)	—	(1)	—		13

Operating (loss)/profit		113	21	(586)	48	—		(404)
Finance costs	6							(100)
Finance income	6							71

Loss before tax								(433)
Income tax	7							81

Loss for the year from continuing operations								(352)

Segment assets		6,399	1,573	719	—	1,841		10,532
Joint ventures	12	1	—	3	—	—		4
Associates	12	—	6	—	1,093	—		1,099

Total assets		6,400	1,579	722	1,093	1,841		11,635

Other segment items
Share of results of joint ventures and associates	12	(9)	—	(3)	64	—	16	68
Capital expenditure	10, 11	136	42	50	—	—	15	243
Pre-publication investment	20	218	63	66	—	—	—	347
Depreciation	10	42	9	18	—	—	6	75
Amortisation	11, 20	338	95	109	—	—	15	557
Impairment	11	282	37	530	—	—	—	849

Analysis of Group's Revenue Streams

The following tables analyse the Group’s revenue streams. Courseware includes curriculum materials provided in book form and/or via access to digital content. Assessments includes test development, processing and scoring services provided to governments, educational institutions, corporations and professional bodies. Services includes the operation of schools, colleges and universities, including sistemas in Brazil and English language teaching centres around the world as well as the provision of online learning services in partnership with universities and other academic institutions.

All figures in £ millions	2017
	North America	Core	Growth	Group
Sales:
Courseware
School Courseware	394	171	139	704
Higher Education Courseware	1,146	93	63	1,302
English Courseware	20	60	102	182

	1,560	324	304	2,188

Assessments
School and Higher Education Assessments	355	256	23	634
Clinical Assessments	146	46	—	192
Professional and English Certification	341	138	60	539

	842	440	83	1,365

Services
School Services	274	5	54	333
Higher Education Services	253	34	32	319
English Services	—	12	296	308

	527	51	382	960

Total	2,929	815	769	4,513

	2016
All figures in £ millions	North America	Core	Growth	Group
Sales:
Courseware
School Courseware	418	173	127	718
Higher Education Courseware	1,147	92	60	1,299
English Courseware	21	65	97	183

	1,586	330	284	2,200

Assessments
School and Higher Education Assessments	378	268	21	667
Clinical Assessments	143	40	–	183
Professional and English Certification	333	112	49	494

	854	420	70	1,344

Services
School Services	259	6	54	319
Higher Education Services	269	29	46	344
English Services	13	18	314	345

	541	53	414	1,008

Total	2,981	803	768	4,552

	2015
All figures in £ millions	North America	Core	Growth	Group
Courseware
School Courseware	406	178	112	696
Higher Education Courseware	1,207	94	57	1,358
English Courseware	22	65	84	171

	1,635	337	253	2,225

Assessments
School and Higher Education Assessments	420	296	20	736
Clinical Assessments	126	32	—	158
Professional and English Certification	269	95	37	401

	815	423	57	1,295

Services
School Services	209	1	47	257
Higher Education Services	223	26	70	319
English Services	18	28	286	332
School Systems	40	—	—	40

	490	55	403	948

Total	2,940	815	713	4,468

Summary of Operating Segments in Geographic Areas

The Group operates in the following main geographic areas:

	Sales			Non-current assets
All figures in £ millions	2017	2016	2015	2017	2016
Continuing operations
UK	384	393	421	796	946
Other European countries	262	255	246	128	134
US	2,770	2,829	2,800	2,247	3,351
Canada	126	118	107	240	268
Asia Pacific	643	632	590	151	205
Other countries	328	325	304	184	232

Total continuing	4,513	4,552	4,468	3,746	5,136

Discontinued operations
UK	—	—	134	—	—
Other European countries	—	—	64	—	—
US	—	—	72	—	—
Canada	—	—	2	—	—
Asia Pacific	—	—	35	—	—
Other countries	—	—	5	—	—

Total discontinued	—	—	312	—	—

Total	4,513	4,552	4,780	3,746	5,136

Summary of Analysis of the Results and Cash Flows of Discontinued Operations

An analysis of the results and cash flows of discontinued operations is as follows:

	2017	2016	2015
All figures in £ millions	Total	Total	FT Group	Total
Sales	—	—	312	312

Operating profit	—	—	48	48
Finance income/(costs)	—	—	—	—

Profit before tax	—	—	48	48
Income tax	—	—	(8)	(8)

Profit after tax	—	—	40	40
Profit on disposal of Penguin	—	—	—	—
Attributable tax benefit	—	—	—	—
Profit on disposal of The Economist	—	—	473	473
Profit on disposal of Financial Times	—	—	711	711
Attributable tax expense	—	—	(49)	(49)
Mergermarket transaction costs	—	—	—	—
Profit on disposal of Mergermarket	—	—	—	—
Attributable tax expense	—	—	—	—

Profit for the year from discontinued operations	—	—	1,175	1,175

Operating cash flows	—	—	31	31
Investing cash flows	—	—	3	3
Financing cash flows	—	—	—	—

Total cash flows	—	—	34	34